Warrants for Stock (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of warrants outstanding for common stock
At December 31, 2017 and 2016 warrants outstanding for common stock of the Company were as follows:

	Number of Shares Underlying Warrants	Weighted Average Exercise Price
Balance at January 1, 2017	292,308	$11.71
Granted	291,011	2.74
Exercised	—	—
Canceled	(55,952)	23.27
Balance at December 31, 2017	527,367	$5.53

	Number of Shares Underlying Warrants	Weighted Average Exercise Price
Balance at January 1, 2016	240,685	$18.01
Granted	58,226	5.27
Exercised	—	—
Canceled	(6,603)	21.78
Balance at December 31, 2016	292,308	$11.71

Information about stock warrants
The following table summarizes information about underlying outstanding warrants for common stock of the Company outstanding and exercisable as of December 31, 2017:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number of Shares Underlying Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares Underlying Warrants	Weighted Average Exercise Price
$4.94 – $17.48	216,877	$9.56	1.81	216,877	$9.56
$1.52 – $3.51	310,490	$2.72	4.19	310,490	$2.72
	527,367			527,367

The following table summarizes information about underlying outstanding warrants for common stock of the Company outstanding and exercisable as of December 31, 2016:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number of Shares Underlying Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares Underlying Warrants	Weighted Average Exercise Price
$475.00 – $475.00	422	$475	0.81	422	$475
$4.94 – $38.00	272,407	$11.65	2.35	272,407	$11.65
$2.28 – $3.42	19,479	$2.49	4.88	19,479	$2.49
	292,308			292,308

Fair value of each warrant
These common stock purchase warrants do not trade in an active securities market, and as such, the Company estimates the fair value of these warrants using the Black-Scholes Option Pricing Model using the following assumptions:

	2017	2016
Risk free interest rates	1.19% – 2.13%	1.25% – 1.72%
Expected life	5 years	5 years
Estimated volatility	918.7% – 972.1%	422.9% – 667.5%
Dividend yield	—%	—%